Long-term debt - Reconciliation (Details) R in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)
Long-term debt
Balance at beginning of year		R 129,569	R 101,830
Loans raised		36,487	93,884
Loans repaid		(28,335)	(69,655)
Modification loss/(gain)		1,193	(112)
Interest accrued		1,003	917
Amortisation of loan costs		135	725
Transfer to disposal groups held for sale		(1,551)
Translation of foreign operations		29,723	1,980
Balance at end of year		167,197	129,569
Transfer of operating lease straight-lining under IAS 17 on initial application of IFRS 16
Long-term debt
Balance at beginning of year		(1,027)
Balance at end of year			(1,027)
After application of IFRS 16
Long-term debt
Balance at beginning of year		R 128,542
Balance at end of year			R 128,542
Sasol Financing International
Long-term debt
Loans repaid | $	$ (1.5)